Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1 ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)
Principle activities

MOGU Inc. (formerly known as Meili Inc.) (the “Company”) was incorporated as an exempted company registered under the Companies Act (As Revised) of the Cayman Islands on June 9, 2011 with limited liability.

In June 2011, MOGU Group Limited, formerly known as MOGU (HK) Limited or Meili Group Limited, was established by the Company in Hong Kong. In November 2011, MOGU Group Limited established a wholly-owned PRC subsidiary, Hangzhou Shiqu Information and Technology Co., Ltd. (“Hangzhou Shiqu”). In the same month, the Company through Hangzhou Shiqu entered into a series of contractual agreements with Hangzhou Juangua Network Co., Ltd. (“Hangzhou Juangua”), a variable interest entity (VIE), and its shareholders to obtain a controlling financial interest (as the primary beneficiary) of Hangzhou Juangua. Accordingly, this VIE is consolidated by the Company under US GAAP (ASC 810). The Company obtained voting interest control over Aimei Tech Holdings Limited (“Aimei”) and Meiliworks Limited (“Meiliworks”) through a series of transactions in January and February 2016, respectively. In August 2017, Hangzhou Shiqu, Beijing Meilishikong Network and Technology Co., Ltd. (“Beijing Meilishikong”), a VIE and the shareholders of Beijing Meilishikong entered into a series of contractual agreements, which contained terms substantially similar to the contractual agreements by and among Hangzhou Shiqu, Hangzhou Juangua and the shareholders of Hangzhou Juangua described above. Accordingly, Beijing Meilishikong is consolidated by the Company under US GAAP (ASC 810). In July 2021, Hangzhou Juangua obtained voting interest control over Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”) through a business acquisition transaction. As a result, the Company controls Hangzhou Ruisha through Hangzhou Juangua. In August 2025, Ruisha Technology repurchased its shares from the Company, resulting the Company’s share interest in Ruisha Technology decreased from 59.6% to 48.2%. The Company deconsolidated Ruisha Technology since August 31, 2025 and recorded gain on deconsolidation of a subsidiary. In December 2022, Aimei was dissolved.

The Company, through its subsidiaries, the consolidated VIEs and the VIE’s subsidiaries (collectively, the “Group”), operates online platform that primarily offers to its users a wide selection of fashion apparel and other products provided by third party merchants in the People’s Republic of China (“PRC”) through mobile apps, including flagship Mogujie app, mini-programs on Weixin and Mogu.com, Mogujie.com and Meilishuo.com websites. The Group also provides online marketing, commission, financing, technology and other relevant services to merchants and users as well as technology services to brands owners.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIE’s subsidiaries.

As of March 31, 2026, the Company’s major subsidiaries, the consolidated VIEs and VIE’s subsidiary are as follows:

	Equity interest held	Place and date of incorporation

Subsidiaries:
MOGU Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

		Place and date of incorporation
VIE's subsidiary
Shanghai Shiqu Commercial Factoring Co., Ltd.		Shanghai, China, October 2015

(b)
Consolidated variable interest entities (VIEs)

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Group operates an online platform that provides internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group has entered into a series of contractual agreements with these PRC domestic companies and their respective Nominee Shareholders (“Contractual Agreements”). These Contractual Agreements cannot be terminated by the Nominee Shareholders or the PRC domestic companies. As a result of these Contractual Agreements, the Group has a financial controlling interest over these entities (which are considered to be VIEs) and accordingly as the primary beneficiary, consolidates each under US GAAP (ASC 810). Refer to Note 2(b) for the principles of consolidation.

The principal terms of the agreements entered into amongst the consolidated VIEs, their respective shareholders and the Group’s subsidiaries are further described below.

Loan Agreements

Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries made loans to the Nominee Shareholders for the sole purpose of making capital contributions to the consolidated VIEs by the Nominee Shareholders. The Nominee Shareholders can only repay the loans by the sale of all their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person pursuant to the exclusive option agreements, and, to the extent permitted under PRC law, pay all of the proceeds from sale of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the Nominee Shareholders sell their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person at a price equal to or less than the principal amount of the loans, the loans will be interest free. If the price is higher than the principal amount of the loans, the excess amount will be deemed as interest on the loans paid to the Group’s relevant PRC subsidiaries. The term of the loans agreements are 20 years from the date of the loan agreements, which may be extended upon mutual agreement.

On July 18, 2018, Hangzhou Shiqu and each of Mr. Qi Chen, Mr. Yibo Wei and Mr. Xuqiang Yue, each a shareholder of Hangzhou Juangua, entered into an amended and restated loan agreement in the principal amount of RMB5,867, RMB2,362 and RMB1,771, respectively, which contained terms substantially similar to the loan agreements described above.

Exclusive Consultation and Service Agreements

Pursuant to the exclusive consultation and service agreements, the Group’s relevant PRC subsidiaries have the exclusive right to provide the consolidated VIEs with technical and consulting services. Without the Group’s relevant PRC subsidiaries’ prior written consent, the consolidated VIEs may not accept any services subject to these agreements from any third party. The consolidated VIEs agree to pay the Group’s relevant PRC subsidiaries a quarterly service fee at an amount that is equal to the consolidated VIEs’ revenue for the relevant quarter after deducting any applicable taxes, cost of revenues and retained earnings (which should be zero unless the Group’s relevant PRC subsidiaries otherwise agrees in writing) or an amount adjusted at the Group’s relevant PRC subsidiaries’ sole discretion for the relevant quarter, which should be paid within 10 business days after the consolidated VIEs confirms in writing the amount and breakdown of the service fee for the relevant quarter. The Group’s relevant PRC subsidiaries have the exclusive ownership of all the intellectual property rights created as a result of the performance of the agreements. To guarantee the consolidated VIEs’ performance of their obligations under the agreements, the Nominee Shareholders of the consolidated VIEs have pledged their entire equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries pursuant to the equity interest pledge agreements. The agreements have a term of 10 years, which will be automatically renewed upon expiration, unless they are otherwise terminated in accordance with the provisions of the agreements.

Exclusive Purchase Option Agreements

Pursuant to the exclusive option agreements, each of the Nominee Shareholders of the consolidated VIEs has irrevocably granted the Group’s relevant PRC subsidiaries exclusive options to purchase all or part of their equity interests in the consolidated VIEs. The Group’s relevant PRC subsidiaries or their designated person may exercise such option at the lowest price permitted under applicable PRC law. The Nominee Shareholders of the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the consolidated VIEs; (ii) transfer or otherwise dispose of their equity interests in the consolidated VIEs; (iii) change the consolidated VIEs’ registered capital; (iv) amend the consolidated VIEs’ articles of association in any material respect; (v) dispose of or cause the consolidated VIEs’ management to dispose of the consolidated VIEs’ material assets (except in the ordinary course of business); (vi) cause the consolidated VIEs to enter into transactions that are likely to have a material impact on its assets, liabilities, operations, shareholding structure or equity ownership in other entities; (vii) change the consolidated VIEs’ directors and supervisors; (viii) declare or distribute dividends; (ix) terminate, liquidate or dissolve the consolidated VIEs; or (x) allow the consolidated VIEs to extend or borrow loans, provide any form of guarantee, or assume any material obligations except in the ordinary course of business. In addition, the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consents, they will not, among other things, create or assist or allow their Nominee Shareholders to create, any pledge or encumbrance on their assets and equity interests, or transfer or otherwise dispose of their assets (except in the ordinary course of business). The exclusive option agreements will remain effective until the entire equity interests in the consolidated VIEs have been transferred to the Group’s relevant PRC subsidiaries or their designated person.

Shareholder Voting Proxy Agreements and Powers of Attorney

Pursuant to the shareholder voting proxy agreements, each of the Nominee Shareholders of the consolidated VIEs has executed a power of attorney, to irrevocably authorize an individual, as designated by the Group’s relevant PRC subsidiaries, to act as his attorney-in-fact to exercise all of his rights as a shareholder of the consolidated VIEs, including, but not limited to the right to convene and attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment and removal of directors, supervisors and officers, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholder. The powers of attorney will remain effective until the shareholder voting proxy agreements are terminated in accordance with the provisions of the agreements.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, the Nominee Shareholders of the consolidated VIEs have pledged 100% equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the shareholder voting proxy agreement, as well as the performance by the consolidated VIEs of their obligations under the exclusive option agreements and the exclusive consultation and service agreements. All of the equity interest pledge agreements shall remain valid until the full performance of such guaranteed contractual obligations. In the event of a breach by the consolidated VIEs or any of their Nominee Shareholders of contractual obligations under the exclusive option agreements, the shareholder voting proxy agreements, the exclusive consultation and service agreements and the equity interest pledge agreements, as the case may be, the Group’s relevant PRC subsidiaries, as pledgee, will have the right to dispose of the pledged equity interests in the consolidated VIEs and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the consolidated VIEs also covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The consolidated VIEs covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, it will not assist or allow any encumbrance to be created on the pledged equity interests.

(c)
Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which are included in the Group’s consolidated financial statements, with intercompany transactions eliminated:

	As of March 31,
	2025	2026
	RMB	RMB
Cash and cash equivalents	45,486	37,220
Restricted cash	511	511
Short-term investments	231,247	58,633
Inventories	10	20
Loan receivables, net	31,108	19,913
Prepayments, receivables and other current assets	17,770	5,900
Amounts due from non-VIE subsidiaries of the Company(1)	71,849	164,004
Amounts due from related parties	502	—
Property and equipment, net	239,855	236,180
Intangible assets, net	119	74
Right-of-use assets	—	455
Investments	39,625	53,376
Other non-current assets	39,448	39,452
Total assets	717,530	615,738

	As of March 31,
	2025	2026
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company(2)	1,449,088	1,318,994
Accounts payable	356	659
Salaries and welfare payable	3,013	3,944
Advances from customers	56	56
Taxes payable	2,551	8,096
Amounts due to related parties	1,581	1,414
Current portion of lease liabilities	—	177
Accruals and other current liabilities	242,575	232,361
Non-current lease liabilities	—	239
Total liabilities	1,699,220	1,565,940
Total shareholders’ deficit	(981,690)	(950,202)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Third-party revenues	40,617	49,515	36,621
Inter-company revenues	13,145	14,528	16,026
Third-party costs and expenses	(92,427)	(101,272)	(63,622)
Inter-company costs and expenses(3)	(10,954)	(7,473)	(6,785)
Third-party other operating income	2,879	2,056	1,054
Inter-company other operating income(4)	5,500	72,600	—
Income from non-operating activities	5,952	32,902	83,333
(Loss)/income before income tax benefit/(expenses)	(35,288)	62,856	66,627
Add: Income tax benefit/(expenses)	1,720	(772)	(5,715)
Net (loss)/income	(33,568)	62,084	60,912

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Inter-company payment for service charges(5)	(7,625)	(6,068)	—
Other operating activities with non-VIE subsidiaries(6)	41,036	29,826	(213,010)
Operating activities with external parties	(15,636)	19,211	853
Net cash provided by/(used in) operating activities	17,775	42,969	(212,157)
Net cash (used in)/provided by investing activities	(108,068)	(166,522)	203,891
Net decrease in cash and cash equivalents and restricted cash	(90,293)	(123,553)	(8,266)

Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Note 4: Inter-company other operating income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Note 5: Inter-company payments for service charges represent the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Under the Contractual Agreements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and the VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries, and can direct assets transferred out of the consolidated VIEs and the VIEs’ subsidiaries. Therefore, the Company considers that there is no asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs, except for the registered capital and reserve funds of the consolidated VIEs which totals RMB18,551 and RMB21,308 as of March 31, 2025 and 2026. Since the consolidated VIEs and the VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated VIEs and the VIEs’ subsidiaries do not have recourse to the general credit of the Company.

The Group, under the advice of counsel, believes that the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel.

The Nominee Shareholders of the consolidated VIEs also own the majority of the voting shares of the Company. The enforceability, and therefore the benefits of the Contractual Agreements between the Company’s PRC subsidiaries and the consolidated VIEs depends on those individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the consolidated VIEs may not be aligned in the future and they may fail to perform their contractual obligations. There would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the consolidated VIEs to honor their Contractual Agreements with the Group and the Company’s ability to consolidate the VIEs also depends on the authorization by the Nominee Shareholders of the consolidated VIEs to exercise voting rights on all matters requiring shareholder approval in the consolidated VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to consolidate the VIEs as a result of the aforementioned risks and uncertainties is considered to be remote.